Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Interests in Other Entities

	2017	2016
	£m	£m
Joint ventures	73	61
	73	61

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2017	2016
	£m	£m
Profit attributable to non-controlling interests	21	27
Accumulated non-controlling interests of the subsidiary	152	150
Dividends paid to non-controlling interests	19	12
Summarised financial information:
– Total assets	3,215	3,450
– Total liabilities	2,909	3,417
– Profit for the year	43	55
– Total comprehensive income for the year	43	55

Santander UK Group Holdings plc [member]
Summary of Interest in Other Entities

	2017 £m	2016 £m
Interests in ordinary shares of subsidiaries	11,268	11,268
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	–
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£300m Perpetual Capital Securities	300	300
£500m Perpetual Capital Securities	500	500
	13,313	12,818